Interest and Other Financing Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs [abstract]
Interest expense on long-term debt	$ 965	$ 604	$ 627
Interest expense on lease liabilities	74	69	64
Interest expense on long-term debt and lease liabilities	1,039	673	691
Interest (income) and other expense	(205)	(81)	(55)
Interest and other financing expense	$ 834	$ 592	$ 636